Asset Purchase Agreement (Details) - Schedule of development milestone payments	11 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Development Milestone Payments [Abstract]
Completion of enrollment of Lee’s Pharmaceutical Phase 3 clinical trial	$ 250,000
First MAA submitted in the People’s Republic of China	350,000
First Commercial Sale to a Third Party	$ 1,200,000